CASH AND DUE FROM BANKS (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and clearing	S/ 8,176,612	S/ 6,177,356
Interbank funds	28,576,382	19,809,406
Total cash and cash equivalents	36,733,767	25,974,042	S/ 22,160,803	S/ 23,212,197
Total cash	36,752,994	25,986,762
cash and deposits with banks [Member]
Cash and clearing	5,233,643	4,917,674
Deposits with Central Reserve Bank of Peru (BCRP)	26,003,415	18,367,651
Deposits with Central Bank of Bolivia	1,085,785	652,579
Deposits with foreign banks	3,350,106	1,402,403
Deposits with local banks	1,027,081	481,412
Interbank funds	32,222	137,722
Accrued interest	1,515	14,601
Total cash and cash equivalents	36,733,767	25,974,042
Restricted funds	19,227	12,720
Total cash	S/ 36,752,994	S/ 25,986,762